Significant accounting policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 12, 2014
Eliminated Liabilities [Line Items]
Allowance for Doubtful Accounts Receivable					$ 0	$ 0
Contracts Revenue						51,868	$ 51,062	$ 5,512
Post Initial Public Offering Net Income					13,255
Indemnification Under the Omnibus Agreement	$ 6,700	$ 6,500	$ 7,100	$ 3,100
Other Comprehensive Income (Loss), Tax						(1,984)	0	0
Deferred Income Tax Expense Benefit Change in Temporary Differences						(259)	(6,788)	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount						(1,488)	(6,788)	$ 0
Scenario, Previously Reported [Member]
Eliminated Liabilities [Line Items]
Contracts Revenue						49,277	50,362
Post Initial Public Offering Net Income					13,195
Other Comprehensive Income (Loss), Tax						(1,890)	0
Restatement Adjustment [Member]
Eliminated Liabilities [Line Items]
Contracts Revenue						2,591	700
Post Initial Public Offering Net Income					60
Other Comprehensive Income (Loss), Tax						(94)	0
Construction Contracts [Member]
Eliminated Liabilities [Line Items]
Contracts Revenue						4,900
Indemnification Under the Omnibus Agreement						$ 4,900
Vessels [Member]
Eliminated Liabilities [Line Items]
Property, Plant and Equipment, Useful Life						35 years
SRV Joint Gas Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate					9,800	$ 9,800	12,600
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net					28,400	28,400	26,000
SRV Joint Gas Two Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate					9,100	9,100	11,900
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net					31,200	31,200	$ 28,300
PT Hoegh LNG Lampung [Member]
Eliminated Liabilities [Line Items]
Other Comprehensive Income (Loss), Tax						200
Deferred Income Tax Expense Benefit Change in Temporary Differences						100
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount						300
Subsidiaries [Member]
Eliminated Liabilities [Line Items]
Restricted Net Assets					$ 113,400	$ 113,400
Promissory note 1 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount									$ 48,500
Promissory note 2 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount									101,500
Promissory note 3 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount									$ 40,000